Hedging Activities and Fair Value Measurements (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Hedging Activities and Fair Value Measurements [Abstract]
Summary of Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type
The following table summarizes the notional amounts, fair values and classification of the Company’s outstanding derivatives by risk category and instrument type within the Condensed Consolidated Balance Sheets at September 30, 2017 and December 31, 2016:

	September 30, 2017
	Derivative Classification	Notional Amount(1)	Fair Value(1) Other Current Assets	Fair Value(1) Other Assets	Fair Value(1) Accrued Liabilities	Fair Value(1) Other Liabilities
Derivatives Designated as Hedging Instruments
Interest rate swap contracts	Cash Flow	$1,125.0	$—	$—	$8.0	$49.7
Derivatives Not Designated as HedgingInstruments
Foreign currency forwards	Fair Value	$97.4	$0.8	$—	$—	$—
	December 31, 2016
	Derivative Classification	Notional Amount(1)	Fair Value(1) Other Current Assets	Fair Value(1) Other Assets	Fair Value(1) Accrued Liabilities	Fair Value(1) Other Liabilities
Derivatives Designated as Hedging Instruments
Cross currency interest rate swap contracts	Net Investment	$200.0	$—	$26.8	$—	$—
Interest rate swap contracts	Cash Flow	$1,125.0	$—	$—	$16.3	$47.2
Derivatives Not Designated as HedgingInstruments
Foreign currency forwards	Fair Value	$79.0	$0.9	$—	$—	$—
Foreign currency forwards	Fair Value	$42.8	$—	$—	$0.2	$—

(1)
Notional amounts represent the gross contract amounts of the outstanding derivatives excluding the total notional amount of positions that have been effectively closed through offsetting positions. The net gains and net losses associated with positions that have been effectively closed through offsetting positions but not yet settled are included in the asset and liability derivatives fair value columns, respectively.

The following table summarizes the notional amounts, fair values, and classification of the Company’s outstanding derivatives by risk category and instrument type within the Consolidated Balance Sheets:
	December 31, 2016
	Derivative Classification	Notional Amount(1)	Fair Value(1) Other Current Assets	Fair Value(1) Other Assets	Fair Value(1) Accrued Liabilities	Fair Value(1) Other Liabilities
Derivatives Designated as Hedging Instruments
Cross Currency interest rate swap contracts	Net Investment	$200,000	$—	$26,828	$—	$—
Interest rate swap contracts	Cash Flow	$1,125,000	$—	$—	$16,258	$47,224
Derivatives Not Designated as Hedging Instruments
Foreign currency forwards	Fair Value	$78,998	$884	$—	$—	$—
Foreign currency forwards	Fair Value	$42,759	$—	$—	$152	$—

	December 31, 2015
	Derivative Classification	Notional Amount(1)	Fair Value(1) Other Current Assets	Fair Value(1) Other Assets	Fair Value(1) Accrued Liabilities	Fair Value(1) Other Liabilities
Derivatives Designated as Hedging Instruments
Cross Currency interest rate swap contracts	Net Investment	$200,000	$—	$23,142	$—	$—
Interest rate swap contracts	Cash Flow	$1,125,000	$—	$—	$8,961	$52,711
Derivatives Not Designated as Hedging Instruments
Foreign currency forwards	Fair Value	$159,795	$3,348	$—	$—	$—
Foreign currency forwards	Fair Value	$25,277	$—	$—	$826	$—

(1)
Notional amounts represent the gross contract amounts of the outstanding derivatives excluding the total notional amount of positions that have been effectively closed through offsetting positions. The net gains and net losses associated with positions that have been effectively closed through offsetting positions but not yet settled are included in the asset and liability derivatives fair value columns, respectively.

Gains and Losses on Derivatives Designated as Cash Flow Hedges
Gains and losses on derivatives designated as cash flow hedges included in the Condensed Consolidated Statements of Comprehensive (Loss) Income for the three and nine month periods ended September 30, 2017 and 2016, are as presented in the table below:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Interest rate swap contracts(1)
Gain (loss) recognized in AOCI on derivatives (effective portion)	$1.4	$0.3	$(4.9)	$(29.8)
Loss reclassified from AOCI into income (effective portion)	(4.1)	(1.7)	(13.9)	(8.1)
(Loss) gain recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	(2.1)	(0.6)	(2.1)	0.2

(1)
Losses on derivatives reclassified from accumulated other comprehensive income (“AOCI”) into income (effective portion) were included in “Interest expense” in the Condensed Consolidated Statements of Operations. Ineffective portions of changes in the fair value of cash flow hedges were recognized in earnings and included in “Interest expense” in the Condensed Consolidated Statements of Operations.

Gains and losses on derivatives designated as cash flow hedges included in the Consolidated Statements of Comprehensive Loss for the years ended December 31, 2016, 2015, and 2014 are as presented in the table below:
	2016	2015	2014
Interest Rate Swap Contracts(1)
Loss recognized in AOCI on derivatives (effective portion)	$(13,203)	$(26,910)	$(40,753)
Loss reclassified from AOCI into income (effective portion)	$(11,612)	$(1,266)	$—
Gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	$219	$272	$(173)

(1)
Losses on derivatives reclassified from accumulated other comprehensive income (“AOCI”) into income (effective portion) were included in “Interest expense” in the Consolidated Statements of Operations. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings and included in “Interest expense” in the Consolidated Statements of Operations.

(Losses) Gains on Derivative Instruments Not Designated as Accounting Hedges and Total Net Foreign Currency (Losses) Gains
The Company’s (losses) gains on derivative instruments not designated as accounting hedges and total net foreign currency (losses) gains for the three and nine month periods ended September 30, 2017 and 2016 were as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Foreign currency forward contracts (losses) gains	$(1.8)	$1.8	$(6.7)	$14.0
Total net foreign currency (losses) gains	(1.7)	(0.5)	(6.3)	2.6

The Company’s gains (losses) on derivative instruments not designated as accounting hedges and total net foreign currency gains (losses) for the years ended December 31, 2016, 2015, and 2014 were as follows:
	2016	2015	2014
Gain on cross currency interest rate swaps not designated as hedges	$—	$8,024	$1,127
Gain (loss) on foreign currency forward contracts	$19,223	$(452)	$(332)
Net foreign currency gains (losses)	$5,867	$(1,054)	$(1,884)

Changes in Value of Debt and Designated Interest Rate Swaps
The Company’s gains and (losses), net of income tax, associated with changes in the value of debt and designated cross currency interest rate swaps for the three month and nine month periods ended September 30, 2017 and 2016, and the net balance of such gains and (losses) included in accumulated other comprehensive income for the same periods were as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
(Loss) gain, net of income tax, recorded through other comprehensive income	$(13.6)	$(5.1)	$(43.2)	$(11.6)
Balance included in accumulated other comprehensive (loss)
income at September 30, 2017 and 2016, respectively			$39.2	$58.1

The Company’s gains and (losses), net of income tax, associated with changes in the value of debt and designated interest rate swaps for the periods described below, and the net balance of such gains and (losses) included in accumulated other comprehensive income for the years ended December 31 2016 and 2015 were as follows:
	2016	2015
Gain, net of income tax, recorded through other comprehensive income	$12,605	$40,083
Balance included in accumulated other comprehensive income at December 31, 2016 and 2015 respectively	$82,315	$69,710

Assets and Liabilities Measured at Fair Value
The following table summarizes the Company’s financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Financial Assets
Foreign currency forwards(1)	$—	$0.8	$—	$0.8
Trading securities held in deferred compensation plan(2)	5.3	—	—	5.3
Total	$5.3	$0.8	$—	$6.1
Financial Liabilities
Interest rate swaps(3)	$—	$57.7	$—	$57.7
Deferred compensation plan(2)	5.3	—	—	5.3
Total	$5.3	$57.7	$—	$63.0

(1)	Based on calculations that use readily observable market parameters as their basis, such as spot and forward rates.
(2)	Based on the quoted price of publicly traded mutual funds which are classified as trading securities and accounted for using the mark-to-market method.
(3)
Measured as the present value of all expected future cash flows based on the LIBOR-based swap yield curves as of September 30, 2017. The present value calculation uses discount rates that have been adjusted to reflect the credit quality of the Company and its counterparties.